Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000121227
Shareholder Report [Line Items]
Fund Name	Persimmon Long/Short Fund
Class Name	Class I
Trading Symbol	LSEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Persimmon Long/Short Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.persimmonfunds.com/documents. You can also request this information by contacting us at 1-855-233-8300.
Additional Information Phone Number	1-855-233-8300
Additional Information Website	https://www.persimmonfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$224	2.13%

Expenses Paid, Amount	$ 224
Expense Ratio, Percent	2.13%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 43,717,707
Holdings Count | Holding	376
Advisory Fees Paid, Amount	$ 516,459
InvestmentCompanyPortfolioTurnover	509.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$43,717,707
Number of Portfolio Holdings	376
Advisory Fee	$516,459
Portfolio Turnover	509%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.4%
Money Market Funds	3.6%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.4%
Real Estate	1.5%
Materials	2.0%
Utilities	2.4%
Energy	3.4%
Money Market	3.7%
Consumer Staples	5.8%
Communications	8.1%
Consumer Discretionary	9.6%
Health Care	9.9%
Industrials	10.1%
Financials	12.6%
Technology	35.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	6.6%
Microsoft Corporation	6.6%
Apple, Inc.	6.0%
Amazon.com, Inc.	4.2%
First American Government Obligations Fund, Class X	3.7%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	3.1%
Alphabet, Inc., Class C	2.2%
Berkshire Hathaway, Inc., Class B	1.7%
JPMorgan Chase & Company	1.7%